Aging Schedule of Past Due Residential Loans HFI (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Securitized Manufacturing Housing Loan Portfolio I
30-59 Days Past Due	$ 690
60-89 Days past Due	275
Over 90 Days Past Due	791
Repossessed	492
Total Past Due	2,248
Total Current Due	116,498
Total Outstanding Face Amount	118,746
Securitized Manufacturing Housing Loan Portfolio II
30-59 Days Past Due	1,158
60-89 Days past Due	501
Over 90 Days Past Due	1,512
Repossessed	762
Total Past Due	3,933
Total Current Due	149,260
Total Outstanding Face Amount	153,193
Residential Mortgage Loans
30-59 Days Past Due
60-89 Days past Due	488
Over 90 Days Past Due	9,250
Repossessed	114
Total Past Due	9,852
Total Current Due	46,279
Total Outstanding Face Amount	$ 56,131